Financial Instruments - Disclosure Details of Investments in Private Equity Funds (Detail) - Brazil [Member] - Vinci Monalisa FIM Credito Privado IE [Member] - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Disclosure Details Of Investments In Private Market Funds [Line Items]
Net assets liabilities		R$ 888,630	R$ 1,025,462
Private Equity Funds [Member]
Disclosure Details Of Investments In Private Market Funds [Line Items]
Net assets liabilities		400,479	274,699
Private Equity Funds [Member] | Vcp Iv Master Fip B [Member]
Disclosure Details Of Investments In Private Market Funds [Line Items]
Net assets liabilities		156,450	67,248
Private Equity Funds [Member] | Vinci Crédito Infra Institucional Fundo Incentivado - Infraestrutura [Member]
Disclosure Details Of Investments In Private Market Funds [Line Items]
Net assets liabilities		80,786	60,068
Private Equity Funds [Member] | Vinci Infra Água e Saneamento Strategy FIP - Infraestrutura
Disclosure Details Of Investments In Private Market Funds [Line Items]
Net assets liabilities		58,121	56,160
Private Equity Funds [Member] | Vinci Strategic Partners I Fip Classe A [Member]
Disclosure Details Of Investments In Private Market Funds [Line Items]
Net assets liabilities		28,353	20,201
Private Equity Funds [Member] | Vinci Infraestrutura Transporte e Logstica FIP [Member]
Disclosure Details Of Investments In Private Market Funds [Line Items]
Net assets liabilities		17,171	17,626
Private Equity Funds [Member] | Lacan Florestal III Feeder FIP Multiestratgia [Member]
Disclosure Details Of Investments In Private Market Funds [Line Items]
Net assets liabilities	[1]	14,407	13,297
Private Equity Funds [Member] | Vinci Impacto Ret IV FIP Multiestrategia [Member]
Disclosure Details Of Investments In Private Market Funds [Line Items]
Net assets liabilities		9,674	6,343
Private Equity Funds [Member] | Vinci Strategic Partners I Fip Classe B [Member]
Disclosure Details Of Investments In Private Market Funds [Line Items]
Net assets liabilities	[2]	7,606	5,598
Private Equity Funds [Member] | Lacan Florestal II FIP Multiestratgia [Member]
Disclosure Details Of Investments In Private Market Funds [Line Items]
Net assets liabilities	[1]	5,607	5,444
Private Equity Funds [Member] | Lacan Florestal IV Feeder FIP Multiestratgia IS [Member]
Disclosure Details Of Investments In Private Market Funds [Line Items]
Net assets liabilities	[1]	4,515	1,763
Private Equity Funds [Member] | Vinci Infra Coinvestimento I FIP Infraestrutura [Member]
Disclosure Details Of Investments In Private Market Funds [Line Items]
Net assets liabilities		918	7,608
Private Equity Funds [Member] | Other Funds [Member]
Disclosure Details Of Investments In Private Market Funds [Line Items]
Net assets liabilities		R$ 16,871	R$ 13,343

[1]	The Funds’ objective is to manage and administer planted forests to supply eucalyptus wood, pine wood and other species for the purpose of generating energy in power plants, extracting wood from planted forests and managing administrative and sales activities.
[2]	The purpose of the funds is to obtain capital gains through investment in assets in Brazil, such as shares in Brazilian private equity funds; and shares, subscription bonuses, simple and convertible debentures, other securities and bonds convertible or exchangeable into shares, provided that the debentures and other securities and bonds are admitted under the terms of the specific regulations applicable to RPPS and EFPC.